BALANCE SHEET DETAILS - Schedule of Prepaid and Other Current Assets (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Prepaid and other current assets
Prepaid tax	$ 553	$ 1,295
Advance to suppliers	50	7
Other receivables	446	796
Prepaid and others	3,046	2,713
Total Prepaid and other current assets	$ 4,095	$ 4,811